Note 19 - Tax assets and liabilities- Tax Recognized in Total Equity (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Securities and Other [Member]
Disclosure of tax assets and liabilties Line Items
Tax Recognized - Total Equity	€ (130,000,000)	€ (87,000,000)	€ (355,000,000)
Equity instruments [Member]
Disclosure of tax assets and liabilties Line Items
Tax Recognized - Total Equity	(40,000,000)	(56,000,000)	(74,000,000)
Subtotal [Member]
Disclosure of tax assets and liabilties Line Items
Tax Recognized - Total Equity	(170,000,000)	(143,000,000)	(429,000,000)
Total Member
Disclosure of tax assets and liabilties Line Items
Tax Recognized - Total Equity	€ (170,000,000)	€ (143,000,000)	€ (429,000,000)